                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                  REGISTRATION STATEMENT (NO. 33-32548) UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 45
                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                                AMENDMENT NO. 48

                         VANGUARD INTERNATIONAL EQUITY
                                  INDEX FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON FEBRUARY 25, 2005, PURSUANT TO RULE (B)(1)(III) OF RULE 485. THIS POST-EFFECTIVE AMENDMENT IS BEING MADE TO EXTEND THE DATE OF EFFECTIVENESS FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT (POST-EFFECTIVE AMENDMENT NO. 44.

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February 8, 2005



U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD INTERNATIONAL EQUITY INDEX FUNDS (THE "TRUST")
     FILE NO.  33-32548
----------------------------------------------------------------

Commissioners:


Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, we are submitting this filing for the sole purpose of extending the pending effective date of the 44th Post-Effective Amendment to the Trust's Registration Statement. Post-Effective Amendment No. 44 originally requested an effective date of February 9, 2005. It is proposed that this filing become effective on February 25, 2005, pursuant to Rule (b)(i)(v) of rule 485. The contents of the Post-Effective Amendment No. 44, which we filed under Rule 485(a) on December 10, 2004, are hereby incorporated by reference into this letter.


Please contact me at (610) 669-8717 if you have any questions concerning this amendment or the requested effective date. Thank you.


Sincerely,


THE VANGUARD GROUP, INC.


Sarah A. Buescher
Senior Counsel

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 8th day of February, 2005.

                                   VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

                                   BY: __________________/S/____________________

                                                   (HEIDI STAM)
                                                 JOHN J. BRENNAN*
                                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER


  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

By:                                                               ----------------------------President, Chairman, Chief
                                                                     /S/ JOHN J. BRENNAN      Executive Officer, and Trustee
                                                                         (Heidi Stam)
                                                                       John J. Brennan*
By:                                                               ----------------------------Trustee
                                                                     /S/ CHARLES D. ELLIS
                                                                         (Heidi Stam)
                                                                      Charles D. Ellis*
By:                                                               ----------------------------Trustee
                                                                      /S/ RAJIV L. GUPTA
                                                                         (Heidi Stam)
                                                                       Rajiv L. Gupta*
By:                                                               ----------------------------Trustee
                                                                  /S/ JOANN HEFFERNAN HEISEN
                                                                         (Heidi Stam)
                                                                   JoAnn Heffernan Heisen*
By:                                                               ----------------------------Trustee
                                                                    /S/ BURTON G. MALKIEL
                                                                         (Heidi Stam)
                                                                      Burton G. Malkiel*
By:                                                               ----------------------------Trustee
                                                                     /S/ ANDRE F. PEROLD
                                                                         (Heidi Stam)
                                                                       Andre F. Perold*
By:                                                               ----------------------------Trustee
                                                                  /S/ ALFRED M. RANKIN, JR.
                                                                         (Heidi Stam)
                                                                    Alfred M. Rankin, Jr.*
By:                                                               ----------------------------Trustee
                                                                    /S/ J. LAWRENCE WILSON
                                                                         (Heidi Stam)
                                                                     J. Lawrence Wilson*
By:                                                               ----------------------------Treasurer and Principal
                                                                    /S/ THOMAS J. HIGGINS     Financial Officer and Principal
                                                                         (Heidi Stam)         Accounting Officer
                                                                      Thomas J. Higgins*

-

*By Power of Attorney. Filed on December 20, 2004, see File Number 2-14336.
  Incorporated by reference.